Financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 50	$ 50
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	465	355
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	405
Recurring fair value measurement [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	60	355
Recurring fair value measurement [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	101	101
Recurring fair value measurement [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	90	65
Recurring fair value measurement [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	56	125
Recurring fair value measurement [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,628	2,175
Recurring fair value measurement [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	203	190
Recurring fair value measurement [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	924	1,432
Recurring fair value measurement [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	501	553
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	405
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	405
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	34	94
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	287	803
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	12	7
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	275	796
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	60	355
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	60	355
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	20
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	20
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	101	101
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	90	65
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	22	31
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,334	1,352
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	191	183
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	642	616
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long term financial investments [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 501	$ 553